UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Schweitzer
Title:    Chief Financial Officer
Phone:    (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         November 13, 2008
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:   $474,428
                                          (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC

COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6 COLUMN 7         COLUMN 8

                               TITLE OF                    VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (X$1000)   PRN AMT   PRN CALL   DSCRTN   MNGRS   SOLE      SHARED    NONE

ADVANCE AUTO PARTS INC         COM            00751Y106    9,915       250,000 SH          SOLE             250,000
AMERICAN EAGLE OUTFITTERS NE   COM            02553E106   19,063     1,250,000 SH          SOLE           1,250,000
BERKSHIRE HATHAWAY INC DEL     CL A           084670108   32,650           250 SH          SOLE                 250
COACH INC                      COM            189754104    6,260       250,000 SH          SOLE             250,000
COVANTA HLDG CORP              COM            22282E102    5,985       250,000 SH          SOLE             250,000
GENERAL MTRS CORP              COM            370442105    8,505       900,000 SH          SOLE             900,000
GOLDMAN SACHS GROUP INC        COM            38141G104    6,400        50,000 SH          SOLE              50,000
HASBRO INC                     COM            418056107   13,020       375,000 SH          SOLE             375,000
HERSHEY CO                     COM            427866108    9,885       250,000 SH          SOLE             250,000
ILLUMINA INC                   COM            452327109   22,899       565,000 SH          SOLE             565,000
INTEROIL CORP                  COM            460951106    1,375        50,000 SH          SOLE              50,000
JOHNSON & JOHNSON              COM            478160104    8,660       125,000 SH          SOLE             125,000
KANSAS CITY SOUTHERN           COM NEW        485170302    5,545       125,000 SH          SOLE             125,000
KENDLE INTERNATIONAL INC       COM            48880L107    1,118        25,000 SH          SOLE              25,000
KRAFT FOODS INC                CL A           50075N104   16,375       500,000 SH          SOLE             500,000
LENDER PROCESSING SVCS INC     COM            52602E102   15,260       500,000 SH          SOLE             500,000
LIFE TIME FITNESS INC          COM            53217R207    1,564        50,000 SH          SOLE              50,000
LORILLARD INC                  COM            544147101   17,788       250,000 SH          SOLE             250,000
MASTERCARD INC                 CL A           57636Q104   22,166       125,000 SH          SOLE             125,000
MICROSOFT CORP                 COM            594918104   13,345       500,000 SH          SOLE             500,000
MOODYS CORP                    COM            615369105   17,000       500,000 SH          SOLE             500,000
MYRIAD GENETICS INC            COM            62855J104   32,440       500,000 SH          SOLE             500,000
NIKE INC                       CL B           654106103   16,725       250,000 SH          SOLE             250,000
NORFOLK SOUTHERN CORP          COM            655844108    8,276       125,000 SH          SOLE             125,000
NVR INC                        COM            62944T105   14,300        25,000 SH          SOLE              25,000
PEOPLES UNITED FINANCIAL INC   COM            712704105    9,625       500,000 SH          SOLE             500,000
POLO RALPH LAUREN CORP         CL A           731572103    8,330       125,000 SH          SOLE             125,000
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104    6,450        20,000 SH  PUT     SOLE              20,000
QUALCOMM INC                   COM            747525103   22,559       525,000 SH          SOLE             525,000
SBA COMMUNICATIONS CORP        COM            78388J106   19,403       750,000 SH          SOLE             750,000
SHERWIN WILLIAMS CO            COM            824348106   14,290       250,000 SH          SOLE             250,000
SPDR GOLD TRUST                GOLD SHS       78463V107   21,268       250,000 SH          SOLE             250,000
UNDER ARMOUR INC               CL A           904311107    3,970       125,000 SH          SOLE             125,000
VISA INC                       COM CL A       92826C839   15,348       250,000 SH          SOLE             250,000
WAL MART STORES INC            COM            931142103   14,973       250,000 SH          SOLE             250,000
WELLPOINT INC                  COM            94973V107   11,693       250,000 SH          SOLE             250,000


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